Introduction - Initial application of standards (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Nov. 14, 2019	Jan. 01, 2018
Disclosure of initial application of standards or interpretations [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities	12.30%
Operating lease commitments disclosed as at December 31, 2018			$ 801
(Plus): Finance lease liabilities recognized at December 31, 2018			353
Lease liabilities		$ 1,063
Lease liabilities		97	0
Non-current lease liabilities		967	0
ASSETS
Property, plant and equipment, net		2,883	3,071	[1],[2]	$ 2,880
Right of use assets		977	0
Prepayments			129
Investments in joint ventures		2,797	2,867	[1],[2]	2,966			$ 2,989
Contract costs, net		5	4	[1],[2]	0			4
Deferred tax assets		200	202	[1],[2]	180			191
Other non-current assets		104	126	[1],[2]	113			113
Trade receivables, net		371	343	[1],[2]	386			339
Contract assets, net		41	37	[1],[2]	0			28
LIABILITIES
Debt and financing – non-current		5,786	4,123	[1],[2]
Debt and financing – current		186	458	[1],[2]
Other current liabilities			492
Contract liabilities		82	87	[1],[2]	0			51
Provisions and other current liabilities		474	492	[1],[2]	425			379
Current income tax liabilities		75	55	[1],[2]
Deferred tax liabilities		279	236	[1],[2]	56			62
EQUITY
Retained profits and loss for the year			2,525		3,035			3,045
Non-controlling interests		271	251	[1],[2]	185			181
Revenue		4,336	3,946	[3]	3,936	[3]
Cost of sales		(1,201)	(1,117)	[3]	(1,169)	[3]
Operating expenses		(1,604)	(1,616)	[3]	(1,531)	[3]
Share of profit in the joint ventures in Guatemala and Honduras		179	154	[3],[4]	140	[3],[4]
Charge for taxes, net		$ (120)	(112)	[3]	$ (162)	[3]
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Operating lease commitments disclosed as at December 31, 2018	$ 801
(Plus): Non lease components obligations	57
(Less): Short term leases recognized on a straight line basis as an expense	(3)
(Less): Low value leases recognized on a straight line basis as an expense	(2)
(Less): Contract included in the lease commitments but with starting date in 2019 and not part of the IFRS 16 opening balances	(17)
(Plus/Less): Other	(9)
Gross lease liabilities	828
Discounted using the lessee's incremental borrowing rate at the date of the initial application	(283)
Operating Lease Liabilities	545
(Plus): Finance lease liabilities recognized at December 31, 2018	353
Lease liabilities	898
Lease liabilities	86
Non-current lease liabilities	812
ASSETS
Property, plant and equipment, net	2,764
Right of use assets	856
Prepayments	123
LIABILITIES
Debt and financing – non-current	3,786
Debt and financing – current	442
Other current liabilities	490
EQUITY
Operating expenses	149
Increase (decrease) due to application of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Lease liabilities	86
Non-current lease liabilities	812
ASSETS
Property, plant and equipment, net	(307)
Right of use assets	856		856
Prepayments	(6)
LIABILITIES
Debt and financing – non-current	(337)
Debt and financing – current	(16)
Other current liabilities	$ (2)
Increase (decrease) due to application of IFRS 15
ASSETS
Investments in joint ventures			28
Contract costs, net			4
Deferred tax assets			2
Contract assets, net			37
LIABILITIES
Contract liabilities			87
Provisions and other current liabilities			(82)
Current income tax liabilities			3
Deferred tax liabilities			7
EQUITY
Retained profits and loss for the year			57
Non-controlling interests			3
Revenue			(77)
Cost of sales			48
Operating expenses			40
Share of profit in the joint ventures in Guatemala and Honduras			2
Charge for taxes, net			(1)
Calculated Under Guidance in Effect Prior to Adoption of IFRS 15
ASSETS
Investments in joint ventures			2,839
Contract costs, net			0
Deferred tax assets			200
Contract assets, net			0
LIABILITIES
Contract liabilities			0
Provisions and other current liabilities			574
Current income tax liabilities			52
Deferred tax liabilities			229
EQUITY
Retained profits and loss for the year			2,468
Non-controlling interests			248
Revenue			4,023
Cost of sales			(1,165)
Operating expenses			(1,656)
Share of profit in the joint ventures in Guatemala and Honduras			152
Charge for taxes, net			$ (111)
IFRS 15
ASSETS
Investments in joint ventures								27
Contract costs, net								4
Deferred tax assets								0
Other non-current assets								0
Trade receivables, net								0
Contract assets, net								29
LIABILITIES
Contract liabilities								51
Provisions and other current liabilities								(46)
Deferred tax liabilities								7
EQUITY
Retained profits and loss for the year								48
Non-controlling interests								0
IFRS 9
ASSETS
Investments in joint ventures								(4)
Contract costs, net								0
Deferred tax assets								10
Other non-current assets								(1)
Trade receivables, net								(47)
Contract assets, net								(1)
LIABILITIES
Contract liabilities								0
Provisions and other current liabilities								0
Deferred tax liabilities								(1)
EQUITY
Retained profits and loss for the year								(38)
Non-controlling interests								$ (5)
Bottom of range
EQUITY
Subscription period			12 months
Top of range
EQUITY
Subscription period			36 months
Principal shareholder | Kinnevik
Disclosure of initial application of standards or interpretations [line items]
Shareholder ownership percentage			37.00%				37.00%

[1]	Not restated for the application of IFRS 16 as the Group elected the modified retrospective approach.
[2]	The consolidated statement of financial position at December 31, 2018 has been restated after finalization of the Cable Onda purchase accounting (note A.1.2.).
[3]	Re-presented for discontinued operations (shown in note A.4.) 2018 and 2017 were not restated for the application of IFRS 16, and, additionally, 2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.
[4]	Re-presented for discontinued operations (shown in note A.4. and E.4.2.). 2018 and 2017 were not restated for the application of IFRS 16, and , additionally,2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.